Annual Total Returns- Consumer Products Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Consumer Products Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.87%	8.67%	27.66%	11.75%	5.49%	4.73%	10.85%	(12.76%)	21.63%	7.21%